Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Revenue	$ 82,936,767	$ 49,840,288	$ 31,840,588
Travel service [Member]
Schedule of Revenue [Line Items]
Revenue	30,669,239	22,048,052	21,561,670
Technology [Member]
Schedule of Revenue [Line Items]
Revenue	3,307,447	1,530,812	2,719,463
Cross-border products [Member]
Schedule of Revenue [Line Items]
Revenue	$ 48,960,081	$ 26,261,424	$ 7,559,455